LEASES AS LESSEE	6 Months Ended
Jun. 30, 2026
Leases As Lessee
LEASES AS LESSEE

12. LEASES AS LESSEE

The Company has operating leases mainly for certain plants and financing leases for certain machinery and equipment as a lessee. There are 16 operating lease agreements existed for the six months ended June 30, 2026.

The depreciable life of assets and leasehold improvements is limited by the expected lease term unless there is a transfer of title or purchase option that is reasonably certain of being exercised.

Supplemental balance sheet information related to operating lease was as follows:

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Operating lease right-of-use assets	3,574,775	3,309,694

Operating lease liabilities – current	726,152	726,186
Operating lease liabilities – non-current	2,876,209	2,592,046
Total operating lease liabilities	3,602,361	3,318,232

	For the six months ended June 30,
	2025	2026
	(Unaudited)
Weighted discount rate for the operating lease	3.74%	3.56%
Weighted average remaining lease term	31 months	100 months

 For the six months ended June 30, 2025 and 2026, the lease expense was as follows:

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
Operating leases expense	213,488	432,162
Short-term lease expense	23,328	24,436
Finance lease cost	38,495	—
Interest	20,667	—
Total	295,978	456,598

Because most of the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Company’s operating leases as of June 30, 2026:

For the year ending December 31,	Amount
$US
Remainder of 2026	398,603
2027	653,774
2028	426,883
2029	258,324
2030	254,824
2031 and thereafter	1,894,426
Total lease payments	3,886,834
Less: imputed interest	(568,602)
Total operating lease liabilities, net of interest	3,318,232